Equity Investments (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Summary of TSYS Equity Investments

(in thousands)	2016	2015
CUP Data	$101,638	98,518
Other	9,155	7,600
Total	$110,793	106,118